Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

March 31, 2019

VIPAM-QTLY-0519
1.799882.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.42% 4/18/19 to 6/27/19 (a)
(Cost $1,655,277)	1,660,000	1,655,309
	Shares	Value

Fixed-Income Funds - 39.9%
Fidelity Emerging Markets Debt Central Fund (b)	577,498	$5,463,132
Fidelity Floating Rate Central Fund (b)	106,433	10,771,049
Fidelity High Income Central Fund 1 (b)	198,971	18,589,854
Fidelity Inflation-Protected Bond Index Central Fund (b)	428,293	42,790,718
Fidelity International Credit Central Fund (b)	64,834	6,402,350
Fidelity VIP Investment Grade Central Fund (b)	3,114,844	326,715,971
iShares 20+ Year Treasury Bond ETF (c)	124,087	15,689,560
TOTAL FIXED-INCOME FUNDS
(Cost $417,705,600)		426,422,634

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 2.48% (d)	33,763,906	33,770,659
Fidelity Money Market Central Fund, 2.68% (d)	27,930,284	27,933,077
Fidelity Securities Lending Cash Central Fund 2.48% (d)(e)	16,011,046	16,012,647
TOTAL MONEY MARKET FUNDS
(Cost $77,713,543)		77,716,383

Equity Funds - 54.2%
Domestic Equity Funds - 35.2%
Fidelity Commodity Strategy Central Fund (b)	1,223,112	6,066,636
Fidelity Communication Services Central Fund (b)	151,334	29,558,503
Fidelity Consumer Discretionary Central Fund (b)	112,110	36,764,183
Fidelity Consumer Staples Central Fund (b)	120,993	23,600,923
Fidelity Energy Central Fund (b)	161,119	17,694,133
Fidelity Financials Central Fund (b)	678,220	65,441,436
Fidelity Health Care Central Fund (b)	125,917	53,990,776
Fidelity Industrials Central Fund (b)	128,155	34,960,770
Fidelity Information Technology Central Fund (b)	216,071	80,685,154
Fidelity Materials Central Fund (b)	46,492	9,336,567
Fidelity Real Estate Equity Central Fund (b)	43,228	4,927,983
Fidelity Utilities Central Fund (b)	65,065	12,154,234

TOTAL DOMESTIC EQUITY FUNDS		375,181,298

International Equity Funds - 19.0%
Fidelity Emerging Markets Equity Central Fund (b)	166,226	35,445,929
Fidelity International Equity Central Fund (b)	1,205,841	91,559,493
iShares Core MSCI Emerging Markets ETF	753,485	38,962,711
iShares MSCI EAFE Index ETF	286,199	18,562,867
iShares MSCI Japan ETF	341,080	18,663,898

TOTAL INTERNATIONAL EQUITY FUNDS		203,194,898

TOTAL EQUITY FUNDS
(Cost $527,917,277)		578,376,196
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,024,991,697)		1,084,170,522
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(16,329,650)
NET ASSETS - 100%		$1,067,840,872

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	260	June 2019	$36,891,400	$(1,004,419)	$(1,004,419)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,655,309.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$340,110
Fidelity Communication Services Central Fund	14,980
Fidelity Consumer Discretionary Central Fund	20,611
Fidelity Consumer Staples Central Fund	13,674
Fidelity Emerging Markets Debt Central Fund	81,624
Fidelity Emerging Markets Equity Central Fund	43,484
Fidelity Energy Central Fund	70,706
Fidelity Financials Central Fund	75,426
Fidelity Floating Rate Central Fund	159,930
Fidelity Health Care Central Fund	21,484
Fidelity High Income Central Fund 1	290,707
Fidelity Industrials Central Fund	75,438
Fidelity Inflation-Protected Bond Index Central Fund	50,325
Fidelity Information Technology Central Fund	135,644
Fidelity International Credit Central Fund	57,132
Fidelity International Equity Central Fund	149,424
Fidelity Materials Central Fund	11,054
Fidelity Money Market Central Fund	185,345
Fidelity Securities Lending Cash Central Fund	3,353
Fidelity Utilities Central Fund	33,059
Fidelity VIP Investment Grade Central Fund	3,094,300
Total	$4,927,810

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$5,777,933	$10,014	$118,069	$(10,849)	$407,607	$6,066,636	2.4%
Fidelity Communication Services Central Fund	25,254,865	951,753	806,573	8,812	4,149,646	29,558,503	1.8%
Fidelity Consumer Discretionary Central Fund	32,684,891	99,263	965,634	71,416	4,874,247	36,764,183	1.9%
Fidelity Consumer Staples Central Fund	20,621,637	61,486	593,690	(57,196)	3,568,686	23,600,923	1.8%
Fidelity Emerging Markets Debt Central Fund	5,313,724	94,137	147,587	(7,975)	210,833	5,463,132	3.7%
Fidelity Emerging Markets Equity Central Fund	22,338,825	11,870,303	1,673,540	(87,060)	2,997,401	35,445,929	3.3%
Fidelity Energy Central Fund	15,665,211	109,401	473,292	(90,188)	2,483,001	17,694,133	1.9%
Fidelity Financials Central Fund	60,256,487	217,503	1,746,288	(42,133)	6,755,867	65,441,436	2.0%
Fidelity Floating Rate Central Fund	10,586,662	184,957	295,174	9,340	285,264	10,771,049	0.5%
Fidelity Health Care Central Fund	49,822,385	135,081	1,408,990	101,806	5,340,494	53,990,776	1.9%
Fidelity High Income Central Fund 1	17,687,634	330,619	468,903	21,583	1,018,921	18,589,854	3.7%
Fidelity Industrials Central Fund	30,499,994	153,441	949,116	23,374	5,233,077	34,960,770	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	43,240,395	153,508	1,657,951	(19,180)	1,073,946	42,790,718	3.6%
Fidelity Information Technology Central Fund	69,799,551	298,494	2,843,383	81,864	13,348,628	80,685,154	1.9%
Fidelity International Credit Central Fund	6,252,182	72,168	177,118	(4,019)	259,137	6,402,350	3.6%
Fidelity International Equity Central Fund	85,757,636	455,011	3,512,021	369,926	8,488,941	91,559,493	3.7%
Fidelity Materials Central Fund	8,640,671	33,804	278,703	(33,186)	973,981	9,336,567	2.0%
Fidelity Real Estate Equity Central Fund	4,299,574	10,016	118,069	6,207	730,255	4,927,983	3.7%
Fidelity Utilities Central Fund	11,312,941	57,823	305,996	1,770	1,087,696	12,154,234	2.0%
Fidelity VIP Investment Grade Central Fund	327,746,738	15,359,171	24,367,021	104,939	7,872,144	326,715,971	5.7%
	$853,559,936	$30,657,953	$42,907,118	$449,251	$71,159,772	$912,919,794

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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